Significant Components of Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Deferred Tax Assets and Liabilities [Line Items]
Investment in affiliated companies, principally due to undistributed income	$ 1,712	$ 1,928